FAIR VALUE MEASUREMENTS - Schedule of quantitative information regarding market assumptions (Details)	Jan. 07, 2026 USD ($) $ / shares d
FAIR VALUE MEASUREMENTS
Fair value of warrants | $	$ 2,760,000
Fair value per warrant	$ 0.48
Public warrants | Implied Class A share price
FAIR VALUE MEASUREMENTS
Warrants, measurement input	9.84
Public warrants | Exercise price
FAIR VALUE MEASUREMENTS
Warrants, measurement input	11.5
Public warrants | Expected term to de-SPAC (years)
FAIR VALUE MEASUREMENTS
Warrants, measurement input | d	2
Public warrants | Warrant term (years)
FAIR VALUE MEASUREMENTS
Warrants, measurement input | d	7
Public warrants | Probability of de-SPAC and market adjustment
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.40
Public warrants | Risk-free rate (continuous)
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.0389
Public warrants | Selected volatility
FAIR VALUE MEASUREMENTS
Warrants, measurement input	0.05